Liability for loss and loss adjustment expenses - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Insurance [Abstract]
Prior year reserve release	$ 7,525	$ 5,282
Liability for Unpaid Claims and Claims Adjustment Expense, Net	80,267	69,800	$ 62,758
Reserves for settlement related to escrow or agent activities	$ 100	$ 700